PROVISION FOR CLOSURE AND RECLAMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	$ 5,151	$ 5,161
Additions		(18)
Revision of estimate	1,009
Accretion		8
Provision for closure and reclamation at end of period	$ 6,160	$ 5,151
Pre-tax real discount rate	1.19%	0.00%
Snip
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	$ 2,798	$ 3,597
Additions		(805)
Revision of estimate	(153)
Accretion		6
Provision for closure and reclamation at end of period	2,645	2,798
Eskay
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	2,353	1,564
Additions		787
Revision of estimate	1,162
Accretion		2
Provision for closure and reclamation at end of period	$ 3,515	$ 2,353